Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2019
Prospectus Date	rr_ProspectusDate	Jun. 10, 2019
Pinnacle Sherman Tactical Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2018, the Fund’s portfolio turnover rate was 364% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	364.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to operate as a fund of funds and seeks to meet its investment objective by investing, under normal market conditions in exchange traded funds (“ETFs”) that may invest in all major asset classes including, but not limited to, foreign and domestic (i) equity securities of all market capitalizations, (ii) fixed income securities of any credit quality, (iii) commodities (e.g., gold and securities of mining companies), (iv) derivatives and (v) cash. The Fund intends to generally invest in a mix of asset classes with an emphasis on equity and fixed income securities. The Fund may invest up to 25% of the Fund’s assets in commodity-based ETFs. There is no limit on the amount of fund assets that may be invested in the other asset classes. The equity ETFs in which the Fund invests may include inverse ETFs. The Fund may also invest in cash and cash equivalents directly. The foreign securities held by the underlying ETFs may include those in emerging markets.

The Fund’s adviser uses signals that come from W.E. Sherman & Co. to determine the Fund’s allocations. The process for each model is similar: (1) the expected market trend or indicator for specific securities over a period is examined; (2) if a particular asset class is determined to be in a positive trend based on rankings and/or model signals, the assets allocated to a particular model are invested in that asset class; and (3) if a particular asset class is determined to be in a negative trend based on rankings and/or model signals, the assets allocated to a particular model are invested in another asset class as dictated by the applicable model. The Fund’s assets are allocated among six models. After the models determine the asset classes for allocation, the Adviser picks the ETFs in that asset class in which to invest based on several factors including, but not limited to, relative strength rankings, fundamental analysis of the ETF methodology, fiduciary score analysis. The Fund actively trades its portfolio investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Commodity Risk: Commodities markets may subject to greater volatility than traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the underlying ETFs that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing (including through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

• Gold Risk: The price of gold may be volatile, and gold-related ETFs may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Inverse ETF Risk: Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

• Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.pinnacletacticalfunds.com or by calling 1-888-985-9830.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-985-9830
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pinnacletacticalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2014	3.51%
Worst Quarter:	9/30/2015	(6.44)%
		The year-to-date total return of the Fund’s Class I shares as of June 30, 2018, was (3.28)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the Fund’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.44%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2017)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Dow Jones Moderate Portfolio Index is a global benchmark that takes 60% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. The Morningstar Global Flexible Allocation AW® is an asset weighted average of open end mutual funds, closed end funds, variable annuity underlying funds, and Exchange Traded Funds that Morningstar has classified in their Global Flexible Allocation institutional category. Portfolios from this group offer exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus they may invest in variable proportions of stocks, bonds or cash. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges. The category average is not available for direct investment.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Pinnacle Sherman Tactical Allocation Fund

Class A Shares PTAFX

Class C Shares PTCFX

Class I Shares PTIFX

Supplement dated June 10, 2019 to the Prospectus dated August 1, 2018

The following paragraph replaces the second paragraph in the section entitled “Principal Investment Strategies” on page 2 of the Fund’s Prospectus:

The Fund’s adviser uses signals that come from W.E. Sherman & Co. to determine the Fund’s allocations. The process for each model is similar: (1) the expected market trend or indicator for specific securities over a period is examined; (2) if a particular asset class is determined to be in a positive trend based on rankings and/or model signals, the assets allocated to a particular model are invested in that asset class; and (3) if a particular asset class is determined to be in a negative trend based on rankings and/or model signals, the assets allocated to a particular model are invested in another asset class as dictated by the applicable model. The Fund’s assets are allocated among six models. After the models determine the asset classes for allocation, the Adviser picks the ETFs in that asset class in which to invest based on several factors including, but not limited to, relative strength rankings, fundamental analysis of the ETF methodology, fiduciary score analysis. The Fund actively trades its portfolio investments.

************

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, dated August 1, 2018, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9830.

Please retain this Supplement for future reference.

Pinnacle Sherman Tactical Allocation Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Pinnacle Sherman Tactical Allocation Fund | Morningstar Global Flexible Allocation AW (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Pinnacle Sherman Tactical Allocation Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTAFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,157
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2013
Pinnacle Sherman Tactical Allocation Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTCFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,461
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2013
Pinnacle Sherman Tactical Allocation Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,486
Annual Return 2014	rr_AnnualReturn2014	0.71%
Annual Return 2015	rr_AnnualReturn2015	(8.11%)
Annual Return 2016	rr_AnnualReturn2016	5.10%
Annual Return 2017	rr_AnnualReturn2017	6.29%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2013
Pinnacle Sherman Tactical Allocation Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Pinnacle Sherman Tactical Allocation Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%

[1]	In previous years, the Performance Bar Chart has shown performance for the Fund's Class A Shares. It has been changed to show performance for Class I Shares as Class I Shares of the Fund have recently surpassed Class A Shares in total net assets.
[2]	In previous years, the Performance Table has shown performance for the Fund's Class A Shares. It has been changed to show performance for Class I Shares as Class I Shares of the Fund have recently surpassed Class A Shares in total net assets.
[3]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies and do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund's adviser, Pinnacle Family Advisors, LLC (the "Adviser"), has contractually agreed to waive management fees and to make payments to limit Fund expenses, until July 31, 2019 so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.49%, 2.24% and 1.24% of average daily net assets attributable to Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed if such recoupment can be achieved, within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.